14. Other Operating Income and Expense	12 Months Ended
Dec. 31, 2015
Other Income and Expenses [Abstract]
Other Operating Income and Expense

Miscellaneous non-interest income for the years ended December 31, 2015, 2014 and 2013 included the following items that exceeded one percent of total revenues at some point during the following three-year period:

(Dollars in thousands)
	2015	2014	2013
Visa debit card income	$3,452	3,170	2,990
Net appraisal management fee income	$635	525	718
Insurance and brokerage commissions	$713	701	661

Other non-interest expense for the years ended December 31, 2015, 2014 and 2013 included the following items that exceeded one percent of total revenues at some point during the following three-year period:

(Dollars in thousands)
	2015	2014	2013
Advertising	$784	804	685
FDIC insurance	$681	739	864
Visa debit card expense	$988	905	823
Telephone	$588	574	570
Foreclosure/OREO expense	$398	317	356
Internet banking expense	$671	644	568
FHLB advance prepayment penalty	$504	869	530
Consulting	$904	609	468
NC Tax Credit Amortization	$-	870	160